Reportable Segment Information - Reconciliation of Segment Information EBITA (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net income (loss)		$ 21,965,000	$ (13,598,000)	$ 2,535,000	$ (35,830,000)	$ (53,147,396)	$ (45,852,684)
Depreciation and amortization		14,745,000	10,790,000	38,602,000	32,669,000	43,541,679	50,133,993
Interest expense		644,000	4,550,000	6,469,000	15,942,000	20,386,695	21,641,454
Income tax expense (benefit)		(96,000)	(6,946,000)	128,000	(18,644,000)	(27,971,582)	(25,387,570)
Loss/(gain) on disposal of assets		8,742,000	5,923,000	28,971,000	12,859,000	22,528,670	21,267,985
Property and equipment impairment expense				0	0	6,305,426	36,609,332
Stock-based compensation		751,000	510,000	8,730,000	1,130,000	1,649,282	1,238,824
Gain on extinguishment of debt	$ (6,975,000)	0	0	0	(6,975,000)	(6,974,805)	0
Other expense		191,000	106,000	792,000	419,000	321,071	497,924
Other general and administrative expense		149,000		722,000
Deferred IPO bonus expense		677,000		7,706,000
Earnings Before Income Taxes, Depreciation and Amortization, Adjusted For One-Time And Nonrecurring Charges		47,768,000	1,335,000	94,655,000	1,570,000
Adjusted EBITDA						7,816,188	60,149,258
Pressure Pumping
Segment Reporting Information [Line Items]
Net income (loss)		28,372,000	(12,265,000)	30,087,000	(34,815,000)
Depreciation and amortization		13,637,000	9,274,000	35,228,000	27,905,000	37,281,862	38,368,650
Interest expense		0	0	0	0
Income tax expense (benefit)		0	0	0	0
Loss/(gain) on disposal of assets		7,552,000	5,942,000	27,943,000	13,410,000
Property and equipment impairment expense						0	7,979,906
Stock-based compensation		0	0	0	0
Gain on extinguishment of debt			0		0
Other expense		0	0	0	0
Other general and administrative expense		0		0
Deferred IPO bonus expense		452,000		5,038,000
Earnings Before Income Taxes, Depreciation and Amortization, Adjusted For One-Time And Nonrecurring Charges		50,013,000	2,951,000	98,296,000	6,500,000
Adjusted EBITDA						15,655,202	62,540,290
All Other
Segment Reporting Information [Line Items]
Net income (loss)		(6,407,000)	(1,333,000)	(27,552,000)	(1,015,000)
Depreciation and amortization		1,108,000	1,516,000	3,374,000	4,764,000	6,259,817	11,765,343
Interest expense		644,000	4,550,000	6,469,000	15,942,000
Income tax expense (benefit)		(96,000)	(6,946,000)	128,000	(18,644,000)
Loss/(gain) on disposal of assets		1,190,000	(19,000)	1,028,000	(551,000)
Property and equipment impairment expense						6,305,426	28,629,426
Stock-based compensation		751,000	510,000	8,730,000	1,130,000
Gain on extinguishment of debt			0		(6,975,000)
Other expense		191,000	106,000	792,000	419,000
Other general and administrative expense		149,000		722,000
Deferred IPO bonus expense		225,000		2,668,000
Earnings Before Income Taxes, Depreciation and Amortization, Adjusted For One-Time And Nonrecurring Charges		$ (2,245,000)	$ (1,616,000)	$ (3,641,000)	$ (4,930,000)
Adjusted EBITDA						$ (7,839,014)	$ (2,391,032)